OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Summary of other current assets
The following table summarises the Group’s other current assets as at the dates presented:

	31 December 2018	31 December 2017
Other current assets	€ million	€ million
Prepayments	47	45
VAT receivables	17	273
Miscellaneous receivables	114	124
Assets held for sale	15	10
Total other current assets	193	452

Summary of other non-current assets
The following table summarises the Group’s other non-current assets as at the dates presented:

	31 December 2018	31 December 2017
Other non-current assets	€ million	€ million
VAT receivables	318	—
Retirement benefit surplus	21	24
Other	57	57
Total other non-current assets	396	81